Revenue - Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue, beginning of period	$ 601,005	$ 468,820
Additions	2,385,722	1,746,358
Deferred revenue, end of period	897,595	601,005
Subscription
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	(1,324,064)	(931,455)
Maintenance
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	(522,971)	(469,350)
Perpetual license
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	(84,806)	(95,162)
Other revenue
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	$ (157,291)	$ (118,206)